Other Income - Schedule of Other Income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Other Income [Abstract]
Government grants			$ 28,703
Management fee income	3,567	4,276	29,423
Management fee income from related parties	14,272	17,103	25,961
Insurance compensation			55,903
Miscellaneous income	20,902	16,047	3,350
Total	$ 38,741	$ 37,426	$ 143,340